Schedules of Investments As of October 31, 2021

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2021 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 19.05% of Total Net Assets
	217,713 Troy Oz.	Gold bullion (a)	$388,182,340
	95,000 Coins	One-ounce gold coins (a)	174,518,500

		Total Gold Assets (identified cost $337,392,293)	$562,700,840

		SILVER ASSETS — 4.91% of Total Net Assets
	6,057,451 Troy Oz.	Silver bullion (a)	$145,045,671

		Total Silver Assets (identified cost $92,075,551)	$145,045,671

Principal Amount
		SWISS FRANC ASSETS — 7.52% of Total Net Assets
CHF	96,958	Swiss franc deposits (a)	$105,896

CHF	65,000,000	2.000% Swiss Confederation Bonds, 05-25-22	$72,109,819
CHF	50,000,000	4.000% Swiss Confederation Bonds, 02-11-23	57,915,847
CHF	60,000,000	1.250% Swiss Confederation Bonds, 06-11-24	68,577,982
CHF	10,000,000	1.500% Swiss Confederation Bonds, 07-24-25	11,691,787
CHF	10,000,000	1.250% Swiss Confederation Bonds, 05-28-26	11,690,694

		Total Swiss Confederation bonds	$221,986,129

		Total Swiss Franc Assets (identified cost $222,875,832)	$222,092,025

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.42% of Total Net Assets

		NATURAL RESOURCES — 8.77% of Total Net Assets
	200,000	APA Corporation	$5,242,000
	150,000	BHP Group, Ltd. (b)	8,226,000
	125,000	BP, p.l.c. (b)	3,598,750
	500,000	Cameco Corporation	12,150,000
	125,000	Canadian Natural Resources Ltd.	5,313,750
	125,000	Chevron Corporation	14,311,250
	125,000	ConocoPhillips	9,311,250
	500,000	Devon Energy Corporation	20,040,000
	125,000	Exxon Mobil Corporation	8,058,750
	3,000,000	Freeport-McMoRan, Inc.	113,160,000
	500,000	Murphy Oil Corporation	13,915,000
	150,000	Nutrien, Ltd.	10,486,500
	200,000	Occidental Petroleum Corporation	6,706,000
	100,000	Occidental Petroleum Corporation warrants (a)	1,504,000
	200,000	Ovintiv, Inc.	7,504,000
	150,000	Rio Tinto p.l.c (b)	9,490,500
	500,000	South32 Limited (b)	6,750,000
	250,000	Vale S.A. (b)	3,182,500

			$258,950,250

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2021 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 9.65% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$3,066,250
65,000	AvalonBay Communities, Inc.	15,384,200
65,000	Boston Properties, Inc.	7,386,600
200,000	Centerspace	20,248,000
75,000	Digital Realty Trust, Inc.	11,835,750
125,000	Duke Realty Corporation	7,030,000
65,000	Essex Property Trust, Inc.	22,095,450
100,000	Federal Realty Investment Trust	12,035,000
900,000	Franklin Street Properties Corporation	4,050,000
150,000	Highwoods Properties, Inc.	6,726,000
250,000	Kimco Realty Corporation	5,650,000
500,000	Outfront Media, Inc.	12,445,000
125,000	Prologis, Inc.	18,120,000
125,000	Regency Centers Corporation	8,801,250
100,000	Simon Property Group, Inc.	14,658,000
60,000	Texas Pacific Land Corporation	76,420,200
125,000	UDR, Inc.	6,941,250
250,000	UMH Properties, Inc.	5,985,000
200,000	Urstadt Biddle Properties, Inc.	3,522,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,820,000
100,000	Vornado Realty Trust	4,263,000
125,000	Washington Real Estate Investment Trust	3,168,750
150,000	Weyerhaeuser Company	5,358,000

		$285,009,700

	Total Real Estate and Natural Resource Stocks (identified cost $311,226,290)	$543,959,950

	AGGRESSIVE GROWTH STOCKS — 17.93% of Total Net Assets

	AEROSPACE — .67% of Total Net Assets
60,000	Lockheed Martin Corporation	$19,939,200

		$19,939,200
	CHEMICALS — .93% of Total Net Assets
50,000	Air Products & Chemicals, Inc.	$14,990,500
50,000	Albemarle Corporation	12,523,500

		$27,514,000
	COMPUTER SOFTWARE & SERVICES — 2.93% of Total Net Assets
50,000	Autodesk, Inc. (a)	$15,880,500
500,000	Palantir Technologies, Inc. Class A (a)	12,940,000
200,000	Sailpoint Technologies Holdings, Inc. (a)	9,596,000
165,000	Twilio, Inc. Class A (a)	48,074,400

		$86,490,900
	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.27% of Total Net Assets
40,000	Broadcom, Inc.	$21,266,800
150,000	Intel Corporation	7,350,000
150,000	NVIDIA Corporation	38,350,500

		$66,967,300

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2021 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .30% of Total Net Assets
150,000	HollyFrontier Corporation	$5,070,000
50,000	Phillips 66	3,739,000

		$8,809,000
	ENGINEERING & CONSTRUCTION — .40% of Total Net Assets
100,000	Fluor Corporation (a)	$1,944,000
100,000	Lennar Corporation Class A	9,993,000

		$11,937,000
	ENTERTAINMENT & LEISURE — 2.25% of Total Net Assets
50,000	Disney (Walt) Company (a)	$8,453,500
165,000	Meta Platforms, Inc. Class A (a)	53,389,050
50,000	Wynn Resorts, Ltd.	4,490,000

		$66,332,550
	FINANCIAL SERVICES — 2.79% of Total Net Assets
125,000	Affirm Holdings, Inc. Class A (a)	$20,312,500
60,000	First Republic Bank	12,979,800
400,000	KeyCorp	9,308,000
150,000	Morgan Stanley	15,417,000
150,000	Schwab (Charles) Corporation	12,304,500
60,000	State Street Corporation	5,913,000
30,000	Visa, Inc. Class A	6,353,100

		$82,587,900
	MANUFACTURING — 1.71% of Total Net Assets
60,000	Agilent Technologies, Inc.	$9,449,400
60,000	Illinois Tool Works, Inc.	13,672,200
60,000	IPG Photonics Corporation (a)	9,540,600
60,000	Parker-Hannifin Corporation	17,795,400

		$50,457,600
	MATERIALS — .38% of Total Net Assets
100,000	Nucor Corporation	$11,165,000

		$11,165,000
	PHARMACEUTICALS — 1.08% of Total Net Assets
50,000	Amgen, Inc.	$10,348,500
250,000	Applied Molecular Transport, Inc. (a)	5,630,000
500,000	Atara Biotherapeutics, Inc. (a)	7,740,000
250,000	Cortexyme, Inc. (a)	3,300,000
250,000	Personalis, Inc. (a)	4,905,000

		$31,923,500
	RETAIL — 1.15% of Total Net Assets
50,000	Costco Wholesale Corporation	$24,577,000
50,000	Williams-Sonoma, Inc.	9,286,500

		$33,863,500
	TRANSPORTATION — 1.07% of Total Net Assets
50,000	FedEx Corporation	$11,776,500
50,000	Kansas City Southern	15,512,500
50,000	Ryder System, Inc.	4,247,500

		$31,536,500

	Total Aggressive Growth Stocks (identified cost $207,138,004)	$529,523,950

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2021 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 31.46% of Total Net Assets

	CORPORATE BONDS — 26.89% of Total Net Assets

	ADVERTISING & MARKETING— .27% of Total Net Assets
$7,500,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$8,032,913

		$8,032,913
	AEROSPACE — .80% of Total Net Assets
11,736,000	3.850% L3Harris Technologies, Inc., 06-15-23	$12,296,731
3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	3,540,987
7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	7,868,085

		$23,705,803
	CHEMICALS — 1.04% of Total Net Assets
8,360,000	4.150% Albemarle Corporation, 12-01-24	$9,059,502
11,228,000	3.500% Eastman Chemical Company, 12-01-21	11,256,513
10,300,000	.875% Westlake Chemical Corporation, 08-15-24	10,275,955

		$30,591,970
	COMMUNICATIONS SERVICES — .12% of Total Net Assets
3,500,000	.750% Bell Canada, 03-17-24	$3,489,850

		$3,489,850
	COMPUTER SOFTWARE & SERVICES — 1.86% of Total Net Assets
5,000,000	2.750% eBay, Inc., 01-30-23	$5,122,592
5,000,000	2.950% Leidos, Inc., 05-15-23	5,162,500
9,250,000	4.150% Trimble, Inc., 06-15-23	9,707,542
31,803,000	4.750% Trimble, Inc., 12-01-24	34,841,459

		$54,834,093
	CONSUMER PRODUCTS — 5.28% of Total Net Assets
5,848,000	2.850% Altria Group, Inc., 08-09-22	$5,956,346
10,000,000	2.764% B.A.T. Capital Corporation, 08-15-22	10,161,510
9,082,000	1.004% B.A.T. Capital Corporation, 08-15-22 (c)	9,129,612
35,000,000	3.222% B.A.T. Capital Corporation, 08-15-24	36,845,217
10,000,000	3.250% Conagra Brands, Inc., 09-15-22	10,234,885
4,830,000	3.500% Imperial Brands, p.l.c., 02-11-23 (d)	4,962,431
7,500,000	3.500% Imperial Brands, p.l.c., 07-26-26 (d)	7,991,149
5,000,000	3.500% McCormick & Company, Inc., 09-01-23	5,219,435
7,226,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (d)	7,459,150
27,500,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (d)	26,166,745
5,000,000	4.250% Pernod Ricard SA, 07-15-22 (d)	5,129,063
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (d)	7,804,478
10,250,000	2.550% Suntory Holdings, Ltd., 06-28-22 (d)	10,372,406
8,000,000	4.250% Tapestry, Inc., 04-01-25	8,630,592

		$156,063,019
	ENERGY SERVICES & PROCESSING — 1.69% of Total Net Assets
5,000,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	$5,121,415
12,930,000	1.403% Kinder Morgan, Inc., 01-15-23 (c)	13,083,363
15,000,000	4.500% Marathon Petroleum Corporation, 05-01-23	15,768,750
10,000,000	4.750% Marathon Petroleum Corporation, 12-15-23	10,735,110
5,000,000	2.700% Valero Energy Corporation, 04-15-23	5,144,017

		$49,852,655

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2021 (Unaudited)

Principal Amount		Market Value
	ENGINEERING & CONSTRUCTION — 1.13% of Total Net Assets
$7,500,000	4.375% D.R. Horton, Inc., 09-15-22	$7,681,369
6,207,000	4.750% D.R. Horton, Inc., 02-15-23	6,461,307
7,803,000	2.500% D.R. Horton, Inc., 10-15-24	8,124,721
2,900,000	3.950% NVR, Inc., 09-15-22	2,962,934
7,000,000	5.500% Pulte Group, Inc., 03-01-26	8,034,177

		$33,264,508
	FINANCIAL SERVICES — 3.04% of Total Net Assets
5,500,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$5,901,926
7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	8,039,648
10,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (d)	10,714,825
2,000,000	4.250% Associated Banc-Corp, 01-15-25	2,132,947
12,500,000	.848% Capital One Financial Corporation, 01-30-23 (c)	12,579,319
5,000,000	3.650% Fifth Third Bancorp, 01-25-24	5,295,308
15,000,000	3.550% First Horizon Corporation, 05-26-23	15,575,032
2,000,000	5.500% Jefferies Group, LLC, 10-18-23	2,121,434
7,500,000	3.750% Lazard Group, LLC, 02-13-25	8,015,940
6,500,000	4.875% Morgan Stanley, 11-01-22	6,771,183
7,488,000	3.500% SVB Financial Group, 01-29-25	7,984,331
4,500,000	2.859% UBS Group, AG, 08-15-23 (c)(d)	4,579,706

		$89,711,599
	INFORMATION SERVICES — .15% of Total Net Assets
4,000,000	6.625% Relx, Inc., 10-15-23 (d)	$4,419,546

		$4,419,546
	INSURANCE — 1.48% of Total Net Assets
2,920,000	3.800% Globe Life, Inc., 09-15-22	$3,005,477
17,425,000	5.000% Infinity Property & Casualty Corporation, 09-19-22	17,999,180
5,155,000	4.350% Kemper Corporation, 02-15-25	5,541,328
4,530,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (d)	4,899,501
7,500,000	4.400% Mercury General Corporation, 03-15-27	8,293,339
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (d)	3,851,930

		$43,590,755
	LODGING — .14% of Total Net Assets
2,000,000	5.750% Choice Hotels International, Inc., 07-01-22	$2,063,866
2,000,000	3.375% Hyatt Hotels Corporation, 07-15-23	2,067,543

		$4,131,409
	MANUFACTURING — .38% of Total Net Assets
5,310,000	4.625% Kennametal, Inc., 06-15-28	$5,947,293
5,000,000	2.700% Parker-Hannifin Corporation, 06-14-24	5,212,240

		$11,159,533
	MATERIALS — .19% of Total Net Assets
5,523,000	3.000% WRKCO, Inc., 09-15-24	$5,802,450

		$5,802,450

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2021 (Unaudited)

Principal Amount		Market Value
	NATURAL RESOURCES — 2.42% of Total Net Assets
$1,600,000	3.375% Agrium, Inc., 03-15-25	$1,647,838
20,000,000	2.950% Canadian Natural Resources Ltd., 01-15-23	20,486,330
5,445,000	4.375% Coterra Energy, Inc., 06-01-24 (d)	5,839,762
9,144,000	3.250% Mosaic Company, 11-15-22	9,369,825
16,720,000	4.250% Mosaic Company, 11-15-23	17,729,537
4,500,000	3.150% Nutrien, Ltd., 10-01-22	4,579,306
7,500,000	6.950% Occidental Petroleum Corporation, 07-01-24	8,434,346
3,229,000	4.125% Parsley Energy, LLC, 02-15-28 (d)	3,362,196

		$71,449,140
	PHARMACEUTICALS — .17% of Total Net Assets
5,090,000	3.375% AbbVie, Inc., 11-14-21	$5,094,428

		$5,094,428
	REAL ESTATE — 4.40% of Total Net Assets
6,591,000	3.950% Brandywine Operating Partnership, L.P., 02-15-23	$6,808,546
3,390,000	3.849% CC Holdings GS V, LLC, 04-15-23	3,542,089
7,575,000	2.000% Corporate Office Properties, L.P., 01-15-29	7,351,462
4,016,000	4.375% Cubesmart, L.P., 12-15-23	4,281,363
11,915,000	3.750% Duke Realty, L.P., 12-01-24	12,754,912
3,500,000	2.625% Equinix, Inc., 11-18-24	3,636,666
4,500,000	3.250% Essex Portfolio, L.P., 05-01-23	4,644,394
4,575,000	1.250% Federal Realty Investment Trust, 02-15-26	4,521,827
5,473,000	3.625% Highwoods Realty, L.P., 01-15-23	5,612,843
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	8,321,501
10,367,000	3.375% Kimco Realty Corporation, 10-15-22	10,553,824
7,927,000	4.450% Kimco Realty Corporation, 01-15-24	8,414,966
1,733,000	3.850% Kimco Realty Corporation, 06-01-25	1,849,047
4,522,000	4.400% Lexington Realty Trust, 06-15-24	4,822,200
4,175,000	4.450% Piedmont Operating Partnership, L.P., 03-15-24	4,439,806
4,642,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	4,965,269
10,987,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	11,628,943
4,899,000	3.625% Site Centers Corporation, 02-01-25	5,149,045
6,035,000	3.250% SL Green Operating Partnership, L.P., 10-15-22	6,159,596
5,270,000	2.950% UDR, Inc., 09-01-26	5,552,145
4,000,000	7.850% Weyerhaeuser Company, 07-01-26	4,944,168

		$129,954,612
	RETAIL — .33% of Total Net Assets
5,028,000	1.750% Advance Auto Parts, Inc., 10-01-27	$4,944,161
4,550,000	3.500% AutoNation, Inc., 11-15-24	4,829,472

		$9,773,633
	TRANSPORTATION — .34% of Total Net Assets
3,310,000	4.450% Canadian Pacific Railway Limited, 03-15-23	$3,449,958
1,938,000	2.875% Kansas City Southern, 11-15-29	2,029,382
4,531,000	4.250% Penske Truck Leasing Company, L.P., 01-17-23 (d)	4,717,399

		$10,196,739

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2021 (Unaudited)

Principal Amount		Market Value
	UTILITIES — 1.66% of Total Net Assets
$10,640,000	3.750% Alliant Energy Finance, LLC , 06-15-23 (d)	$11,109,384
4,000,000	4.250% Black Hills Corporation, 11-30-23	4,244,226
4,010,000	2.100% Georgia Power Company, 07-30-23	4,103,812
5,000,000	3.750% National Fuel Gas Company, 03-01-23	5,153,410
7,500,000	5.200% National Fuel Gas Company, 07-15-25	8,271,450
9,000,000	3.150% Progress Energy, Inc., 04-01-22	9,039,906
3,000,000	.800% WEC Energy Group, Inc., 03-15-24	2,988,252
4,000,000	3.300% Xcel Energy, Inc., 06-01-25	4,256,392

		$49,166,832

		$794,285,487

	UNITED STATES TREASURY SECURITIES — 4.57% of Total Net Assets
32,500,000	United States Treasury bills .033%, 11-12-21 (e)	$32,499,652
20,000,000	United States Treasury bonds 6.250%, 08-15-23	22,045,646
25,000,000	United States Treasury bonds 6.000%, 02-15-26	30,136,313
40,000,000	United States Treasury bonds 5.250%, 11-15-28	50,207,615

		$134,889,226

	Total Dollar Assets (identified cost $915,636,602)	$929,174,713

	Total Portfolio — 99.29% of total net assets (identified cost $2,086,344,572) (f)	$2,932,497,149
	Other assets, less liabilities (.71% of total net assets)	20,865,033

	Net assets applicable to outstanding shares	$2,953,362,182

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2021.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2021, these securities amounted to $123,379,671, or 4.18% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2021 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 100.76% of Total Net Assets
$1,900,000	United States Treasury bills .015%, 11-04-21 (a)	$1,899,997
1,900,000	United States Treasury bills .033%, 11-12-21 (a)	1,899,980
1,900,000	United States Treasury bills .038%, 11-18-21 (a)	1,899,964
1,900,000	United States Treasury bills .054%, 12-02-21 (a)	1,899,910
1,900,000	United States Treasury bills .064%, 12-09-21 (a)	1,899,869
2,000,000	United States Treasury bills .061%, 01-13-22 (a)	1,999,756
1,900,000	United States Treasury bills .051%, 01-27-22 (a)	1,899,770
1,800,000	United States Treasury bills .051%, 02-10-22 (a)	1,799,747
2,000,000	United States Treasury notes .250%, 09-30-22	1,992,065

	Total Portfolio — 100.76% of total net assets (identified cost $17,197,864)(b)	$17,191,058
	Liabilities, less other assets (.76% of total net assets)	(129,116)

	Net assets applicable to outstanding shares	$17,061,942

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2021 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 85.52% of Total Net Assets

	ADVERTISING & MARKETING — .95% of Total Net Assets
$1,000,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$1,071,055

		$1,071,055
	AEROSPACE — 1.09% of Total Net Assets
1,170,000	3.850% L3Harris Technologies, Inc., 06-15-23	$1,225,906

		$1,225,906
	CHEMICALS — 5.25% of Total Net Assets
1,250,000	4.150% Albemarle Corporation, 12-01-24	$1,354,591
600,000	3.500% Eastman Chemical Company, 12-01-21	601,524
200,000	3.950% FMC Corporation, 02-01-22	200,610
275,000	3.600% Westlake Chemical Corporation, 07-15-22	278,806
3,500,000	.875% Westlake Chemical Corporation, 08-15-24	3,491,829

		$5,927,360
	COMPUTER SOFTWARE & SERVICES — 4.30% of Total Net Assets
1,500,000	4.150% Trimble, Inc., 06-15-23	$1,574,196
3,000,000	4.750% Trimble, Inc., 12-01-24	3,286,620

		$4,860,816
	CONSUMER PRODUCTS — 11.96% of Total Net Assets
4,250,000	3.222% B.A.T. Capital Corporation, 08-15-24	$4,474,062
125,000	3.250% B.A.T. International Finance, p.l.c., 06-07-22 (a)	126,247
850,000	2.250% Brown Forman Corporation, 01-15-23	863,972
2,500,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	2,663,716
1,000,000	3.500% McCormick & Company, Inc., 09-01-23	1,043,887
1,535,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (a)	1,460,580
1,250,000	2.550% Suntory Holdings, Ltd., 06-28-22 (a)	1,264,928
1,500,000	4.250% Tapestry, Inc., 04-01-25	1,618,236

		$13,515,628
	ENERGY SERVICES & PROCESSING — 8.74% of Total Net Assets
1,000,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	$1,024,283
5,168,400	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	5,216,704
2,000,000	2.625% HollyFrontier Corporation, 10-01-23	2,058,228
1,500,000	4.500% Marathon Petroleum Corporation, 05-01-23	1,576,875

		$9,876,090
	ENGINEERING & CONSTRUCTION — 1.02% of Total Net Assets
1,000,000	5.500% Pulte Group, Inc., 03-01-26	$1,147,740

		$1,147,740
	FINANCIAL SERVICES — 9.70% of Total Net Assets
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$1,071,953
125,000	6.750% B. Riley Financial, Inc., 05-31-24	129,450
1,000,000	6.500% B. Riley Financial, Inc., 09-30-26	1,064,400
1,400,000	5.375% Citadel, L.P., 01-17-23 (a)	1,461,846
1,563,000	5.000% Deutsche Bank, AG, 02-14-22	1,582,234
3,000,000	3.550% First Horizon Corporation, 05-26-23	3,115,007
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	391,200
2,000,000	3.750% Lazard Group, LLC, 02-13-25	2,137,584

		$10,953,674

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2021 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 8.33% of Total Net Assets
$1,000,000	5.000% American Equity Investment Life Holding Company, 06-15-27	$1,137,500
1,000,000	4.500% Brown & Brown, Inc., 03-15-29	1,137,219
1,370,000	4.500% Horace Mann Educators Corporation, 12-01-25	1,479,015
1,500,000	5.000% Infinity Property & Casualty Corporation, 09-19-22	1,549,427
1,500,000	4.350% Kemper Corporation, 02-15-25	1,612,414
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,935,112
750,000	7.450% Phoenix Companies, Inc., 01-15-32	562,500

		$9,413,187
	LODGING — .14% of Total Net Assets
150,000	5.750% Choice Hotels International, Inc., 07-01-22	$154,790

		$154,790
	MANUFACTURING — 2.68% of Total Net Assets
1,885,000	4.875% Avnet, Inc., 12-01-22	$1,965,465
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	394,800
600,000	4.625% Kennametal, Inc., 06-15-28	672,011

		$3,032,276
	MATERIALS — 2.32% of Total Net Assets
2,500,000	2.800% Steel Dynamics, Inc., 12-15-24	$2,615,625

		$2,615,625
	MEDICAL DEVICES — .58% of Total Net Assets
750,000	3.159% Haemonetics Corporation, 03-01-26 (a)(b)(f)	$654,762

		$654,762
	NATURAL RESOURCES — 6.67% of Total Net Assets
2,250,000	2.950% Canadian Natural Resources Ltd., 01-15-23	$2,304,712
1,000,000	6.950% Occidental Petroleum Corporation, 07-01-24	1,124,580
1,895,000	5.625% Parsley Energy, LLC, 10-15-27 (a)	2,022,912
2,000,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	2,082,500

		$7,534,704
	PHARMACEUTICALS — .31% of Total Net Assets
335,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$353,246

		$353,246
	REAL ESTATE — 13.19% of Total Net Assets
1,135,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$1,214,958
500,000	7.600% First Industrial, L.P., 07-15-28	647,867
1,000,000	4.450% Kimco Realty Corporation, 01-15-24	1,061,557
500,000	3.850% Kimco Realty Corporation, 06-01-25	533,482
1,350,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	1,391,758
2,950,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	3,155,438
1,950,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,063,934
125,000	3.625% Site Centers Corporation, 02-01-25	131,380
975,000	4.700% Site Centers Corporation, 06-01-27	1,089,412
2,500,000	3.250% SL Green Operating Partnership, L.P., 10-15-22	2,551,614
1,000,000	2.950% UDR, Inc., 09-01-26	1,053,538

		$14,894,938
	RESTAURANTS — .27% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$308,319

		$308,319
	RETAIL — 2.73% of Total Net Assets
1,250,000	1.750% Advance Auto Parts, Inc., 10-01-27	$1,229,157
1,750,000	3.500% AutoNation, Inc., 11-15-24	1,857,489

		$3,086,646

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2021 (Unaudited)

Principal Amount		Market Value
	TRANSPORTATION — .93% of Total Net Assets
$1,000,000	2.875% Kansas City Southern, 11-15-29	$1,047,153

		$1,047,153
	UTILITIES — 4.36% of Total Net Assets
1,500,000	3.750% Alliant Energy Finance, LLC, 06-15-23 (a)	$1,566,173
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24 (a)	529,775
1,250,000	2.100% Georgia Power Company, 07-30-23	1,279,243
1,500,000	3.750% National Fuel Gas Company, 03-01-23	1,546,023

		$4,921,214

	Total Corporate Bonds (identified cost $96,734,934)	$96,595,129

Number of Shares
	PREFERRED STOCKS — 9.71% of Total Net Assets

	COMMUNICATIONS SERVICES — .23% of Total Net Assets
10,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	$262,200

		$262,200
	FINANCIAL SERVICES — 2.65% of Total Net Assets
13,322	5.625% Associated Banc-Corp, Preferred Class F (e)	$360,640
8,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	213,040
12,500	7.250% Compass Diversified Holdings, Preferred Class A (e)	321,000
42,500	7.875% Compass Diversified Holdings, Preferred Class C (d)	1,135,600
10,000	6.000% Merchants Bancorp, Preferred Class C (e)	266,300
25,000	6.000% Steel Partners Holdings, L.P., Cumulative Preferred Class C, 02-07-26	593,500
4,000	4.875% Washington Federal, Inc., Preferred Class A (e)	105,360

		$2,995,440

	INSURANCE — .22% of Total Net Assets
250,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(c)	$249,245

		$249,245

	MANUFACTURING — .69% of Total Net Assets
25,000	10.625% Wesco International, Inc., Preferred Class A (d)	$785,000

		$785,000

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2021 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 5.17% of Total Net Assets
4,000	6.625% Centerspace, Preferred Class C (d)	$105,200
40,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	1,034,000
25,000	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	656,750
30,000	6.125% Monmouth REIT, Preferred Class C (d)	765,300
18,375	6.375% Site Centers Corporation, Preferred Class A (d)	482,895
16,000	6.750% UMH Properties, Inc., Preferred Class C (d)	420,640
40,000	6.375% UMH Properties, Inc., Preferred Class D (d)	1,047,200
15,000	6.250% Urstadt Biddle Properties, Inc., Preferred Class H (d)	395,250
35,000	5.875% Urstadt Biddle Properties, Inc., Preferred Class K (d)	929,950

		$5,837,185

	UTILITIES — .75% of Total Net Assets
17,500	7.750% Algonquin Power & Utilities Corporation, Preferred, 06-15-24 (b)	$843,850

		$843,850

	Total Preferred Stocks (identified cost $10,683,176)	$10,972,920

	Total Portfolio — 95.23% of total net assets (identified cost $107,418,110) (g)	$107,568,049
	Other assets, less liabilities (4.77% of total net assets)	5,382,425

	Net assets applicable to outstanding shares	$112,950,474

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2021, these securities amounted to $14,435,930, or 12.78% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31 2021.
	(d) Cumulative, perpetual preferred stock.
	(e) Non-cumulative, perpetual preferred stock.
	(f) Interest rate represents yield to maturity.
	(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2021 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 96.62% of Total Net Assets

	AEROSPACE — 4.19% of Total Net Assets
5,000	Lockheed Martin Corporation	$1,661,600

		$1,661,600
	CHEMICALS — 5.43% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$899,430
5,000	Albemarle Corporation	1,252,350

		$2,151,780
	COMPUTER SOFTWARE & SERVICES — 10.33% of Total Net Assets
3,000	Autodesk, Inc. (a)	$952,830
20,000	Palantir Technologies, Inc. Class A (a)	517,600
9,000	Twilio, Inc. Class A (a)	2,622,240

		$4,092,670
	ELECTRICAL EQUIPMENT & ELECTRONICS — 13.63% of Total Net Assets
3,000	Broadcom, Inc.	$1,595,010
15,000	Intel Corporation	735,000
12,000	NVIDIA Corporation	3,068,040

		$5,398,050
	ENERGY SERVICES & PROCESSING — 1.28% of Total Net Assets
15,000	HollyFrontier Corporation	$507,000

		$507,000
	ENGINEERING & CONSTRUCTION — 1.60% of Total Net Assets
7,000	Fluor Corporation (a)	$136,080
5,000	Lennar Corporation Class A	499,650

		$635,730
	ENTERTAINMENT & LEISURE — 7.35% of Total Net Assets
5,000	Disney (Walt) Company (a)	$845,350
5,000	Facebook, Inc. Class A (a)	1,617,850
5,000	Wynn Resorts, Ltd.	449,000

		$2,912,200
	FINANCIAL SERVICES — 16.15% of Total Net Assets
10,000	Affirm Holdings, Inc. Class A (a)	$1,625,000
5,000	First Republic Bank	1,081,650
40,000	KeyCorp	930,800
10,000	Morgan Stanley	1,027,800
10,000	Schwab (Charles) Corporation	820,300
5,000	State Street Corporation	492,750
2,000	Visa, Inc. Class A	423,540

		$6,401,840
	MANUFACTURING — 8.49% of Total Net Assets
4,000	Agilent Technologies, Inc.	$629,960
4,000	Illinois Tool Works, Inc.	911,480
4,000	IPG Photonics Corporation (a)	636,040
4,000	Parker-Hannifin Corporation	1,186,360

		$3,363,840
	MATERIALS — 1.69% of Total Net Assets
6,000	Nucor Corporation	$669,900

		$669,900

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2021 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 11.35% of Total Net Assets
100,000	Freeport-McMoRan, Inc.	$3,772,000
5,000	Nutrien, Ltd.	349,550
10,000	Ovintiv, Inc.	375,200

		$4,496,750
	PHARMACEUTICALS — 3.87% of Total Net Assets
3,000	Amgen, Inc.	$620,910
25,000	Atara Biotherapeutics, Inc. (a)	387,000
25,000	Cortexyme, Inc. (a)	330,000
10,000	Personalis, Inc. (a)	196,200

		$1,534,110
	RETAIL — 6.06% of Total Net Assets
3,000	Costco Wholesale Corporation	$1,474,620
5,000	Williams-Sonoma, Inc.	928,650

		$2,403,270
	TRANSPORTATION — 5.20% of Total Net Assets
3,000	FedEx Corporation	$706,590
3,000	Kansas City Southern	930,750
5,000	Ryder System, Inc.	424,750

		$2,062,090

	Total Portfolio — 96.62% of total net assets (identified cost $11,674,617) (b)	$38,290,830
	Other assets, less liabilities (3.38% of total net assets)	1,340,460

	Net assets applicable to outstanding shares	$39,631,290

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2021 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2021 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$ 594,250,545	$ 16	$ 545,061	$ 27,697,740
Investments other than securities	278,278,667	—	—	—

	872,529,212	16	545,061	27,697,740
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(26,376,635)	(6,822)	(395,122)	(1,081,527)
Investments other than securities	—	—	—	—

	(26,376,635)	(6,822)	(395,122)	(1,081,527)

Net unrealized appreciation (depreciation) of investments	$ 846,152,577	$ (6,806)	$ 149,939	$ 26,616,213

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2021 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2021 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the nine months ended October 31, 2021. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the nine months then ended.

As of October 31, 2021 and during the nine months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$562,700,840	$—	$—	$562,700,840
Silver assets	145,045,671	—	—	145,045,671
Swiss franc assets	105,896	221,986,129	—	222,092,025
Real estate and natural resource stocks	543,959,950	—	—	543,959,950
Aggressive growth stocks †	529,523,950	—	—	529,523,950
Dollar assets:
Corporate bonds †	—	794,285,487	—	794,285,487
United States Treasury securities	—	134,889,226	—	134,889,226

Total Portfolio	$1,781,336,307	$1,151,160,842	$—	$2,932,497,149

	60.74%	39.26%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$17,191,058	$—	$17,191,058

Total Portfolio	$—	$17,191,058	$—	$17,191,058

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$96,595,129	$—	$96,595,129
Preferred stocks †	10,972,920	—	—	10,972,920

Total Portfolio	$10,972,920	$96,595,129	$—	$107,568,049

	10.20%	89.80%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$38,290,830	$—	$—	$38,290,830

Total Portfolio	$38,290,830	$—	$—	$38,290,830

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and common stocks.

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Schedules of Investments

As of October 31, 2021

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	12/21

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2021 Permanent Portfolio Family of Funds. All rights reserved.